Other Assets (Tables)	12 Months Ended
Dec. 30, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Other Assets

A summary of other assets is as follows:

	As Of
	January 1, 2012	December 30, 2012
Insurance deposits	$—	$5,350
Deferred financing costs	2,208	2,032
Other deposits (primarily utility)	1,130	1,176
Other	432	963

Total	$3,770	$9,521